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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-03715
-----------------------------------------------------------------

                                Elfun Income Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: : 09/30/07
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

ELFUN INCOME FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) -
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                               PRINCIPAL AMOUNT                   VALUE
-----------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 102.9%
-----------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 19.6%
U.S. Treasury Bonds
4.50%                                                  02/15/36                        $     385                $    365 (h)
4.75%                                                  02/15/37                           14,897                  14,701 (h)
U.S. Treasury Notes
4.50%                                                  11/15/10 - 05/15/17                 5,292                   5,265 (h)
4.63%                                                  02/15/17                           25,350                  25,471 (h)
4.88%                                                  06/30/12                           24,147                  24,817 (h)
                                                                                                                  70,619

FEDERAL AGENCIES - 4.1%
Federal Home Loan Mortgage Corp.
4.75%                                                  03/05/12                            5,880                   5,909 (h)
4.88%                                                  02/09/10                            5,975                   6,037 (h)
5.00%                                                  02/16/17                            2,950                   2,953 (h)
                                                                                                                  14,899

AGENCY MORTGAGE BACKED - 30.8%
Federal Home Loan Mortgage Corp.
4.50%                                                  06/01/33 - 02/01/35                   795                     739 (f)
5.00%                                                  07/01/35 - 10/01/35                 1,137                   1,086 (f)
5.50%                                                  05/01/20                              180                     178 (f)
6.00%                                                  04/01/17 - 11/01/36                 2,532                   2,543 (f)
6.50%                                                  01/01/27 - 08/01/36                 1,753                   1,791 (f)
7.00%                                                  10/01/16 - 08/01/36                   594                     612 (f)
7.50%                                                  01/01/08 - 09/01/33                   112                     116 (f)
8.00%                                                  11/01/30                               17                      18 (f)
Federal National Mortgage Assoc.
4.00%                                                  05/01/19 - 06/01/19                   771                     725 (f)
4.50%                                                  05/01/18 - 02/01/35                 3,226                   3,092 (f)
5.00%                                                  06/01/20 - 08/01/35                 2,970                   2,858 (f)
5.00%                                                  07/01/35                            1,506                   1,513 (f,g)
5.10%                                                  08/01/35                              978                     977 (f,g)
5.27%                                                  04/01/37                              411                     411 (g)
5.44%                                                  04/01/37                               38                      38 (g)
5.50%                                                  03/01/14 - 08/01/35                 2,851                   2,831 (f)
5.53%                                                  04/01/37                              522                     525 (g)
5.59%                                                  04/01/37                              456                     460 (g)
5.60%                                                  04/01/37                              485                     489 (g)
5.62%                                                  03/01/37                               33                      33 (g)
5.63%                                                  06/01/37                              673                     678 (g)
5.66%                                                  05/01/37                              272                     274 (g)
5.68%                                                  04/01/37                              340                     343 (g)
5.70%                                                  04/01/37                              647                     653 (g)
5.71%                                                  04/01/37                              708                     715 (g)
5.85%                                                  06/01/37                              837                     846 (g)
6.00%                                                  02/01/14 - 08/01/35                 4,956                   4,976 (f)
6.04%                                                  10/01/37                              588                     594 (g)
6.50%                                                  02/01/14 - 08/01/36                 5,986                   6,111 (f)
7.00%                                                  08/01/13 - 06/01/36                 1,815                   1,886 (f)
7.50%                                                  08/01/13 - 03/01/34                   679                     711 (f)
8.00%                                                  12/01/11 - 11/01/33                   322                     342 (f)
8.50%                                                  04/01/30 - 05/01/31                    36                      39 (f)
9.00%                                                  06/01/09 - 12/01/22                   129                     136 (f)
5.00%                                                  TBA                                22,902                  21,878 (b)
5.50%                                                  TBA                                24,371                  23,886 (b)
6.00%                                                  TBA                                16,491                  16,557 (b)
6.50%                                                  TBA                                 2,280                   2,321 (b)
Government National Mortgage Assoc.
4.50%                                                  08/15/33 - 09/15/34                 1,438                   1,357 (f)
5.00%                                                  08/15/33                              342                     331 (f)
6.00%                                                  04/15/27 - 09/15/36                 1,409                   1,424 (f)
6.50%                                                  04/15/19 - 09/15/36                 1,233                   1,265 (f)
7.00%                                                  03/15/12 - 10/15/36                   744                     769 (f)
7.50%                                                  03/15/23 - 10/15/33                   129                     136 (f)
8.00%                                                  09/15/27                               42                      44 (f)
8.50%                                                  10/15/17                               85                      91 (f)
9.00%                                                  11/15/16 - 12/15/21                   167                     178 (f)
5.50%                                                  TBA                                 1,605                   1,582 (b)
                                                                                                                 111,158

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 3.6%
Collateralized Mortgage Obligation Trust (Class B)
5.15%                                                  11/01/18                               25                      22 (c,d,f)
Federal Home Loan Mortgage Corp.
1.40%                                                  12/15/30                            2,244                     122 (e,f,g)
1.45%                                                  09/15/36                            1,288                     120 (e,g)
1.52%                                                  04/25/37                            1,064                      65 (e,g)
1.80%                                                  10/15/18                            1,099                      67 (c,e,f,g)
2.03%                                                  09/15/36                            1,301                     131 (e,f,g)
3.50%                                                  12/15/33                              315                     225 (f,g)
4.30%                                                  06/15/33                            1,023                     999 (f,g)
4.50%                                                  04/15/13 - 03/15/19                 1,701                     152 (e,f)
5.00%                                                  12/15/13 - 12/01/34                10,643                   2,151 (e,f)
5.50%                                                  04/15/17 - 06/15/33                 1,116                     224 (e,f)
5.50%                                                  04/15/26                            1,269                   1,278
7.15%                                                  04/15/37                            1,374                      87 (c,e,g)
7.50%                                                  01/15/16                               89                      92 (f)
8.00%                                                  04/15/20                               17                      17 (f)
8.00%                                                  02/01/23 - 07/01/24                    26                       6 (e,f)
11.00%                                                 05/15/37                            1,876                     118 (c,e,g)
23.96%                                                 09/25/43                            3,517                      38 (c,e,f,g)
Federal Home Loan Mortgage STRIPS
6.45%                                                  08/01/27                                6                       5 (c,d,f)
Federal National Mortgage Assoc.
1.19%                                                  12/25/42                              978                      27 (e,f,g)
1.32%                                                  05/25/37 - 06/25/37                15,934                     969 (e,g)
1.64%                                                  03/25/37                            1,082                      60 (e,g)
1.87%                                                  10/25/29                              868                      52 (e,f,g)
1.97%                                                  12/25/30                            1,141                      59 (e,f,g)
2.07%                                                  06/25/36 - 07/25/37                16,525                   1,245 (e,f,g)
2.20%                                                  08/25/16                              519                      25 (e,f,g)
2.47%                                                  09/25/42                            2,190                     127 (e,f,g)
2.52%                                                  04/25/17 - 10/25/17                 1,792                     116 (e,f,g)
2.97%                                                  06/25/42                              728                      47 (e,f,g)
4.00%                                                  02/25/28                               37                      37 (f)
4.50%                                                  05/25/18                              337                      29 (e,f)
4.75%                                                  11/25/14                              167                       8 (e,f)
5.00%                                                  08/25/17 - 02/25/32                   396                      40 (e,f)
5.50%                                                  03/25/29 - 01/25/33                 1,464                   1,444
8.00%                                                  07/25/14                              168                     170 (f)
Federal National Mortgage Assoc. (Class 2)
5.50%                                                  12/01/33                              249                      64 (e)
Federal National Mortgage Assoc. (Class S)
5.32%                                                  02/25/31                              793                      41 (e,f,g)
Federal National Mortgage Assoc. REMIC
1.70%                                                  01/25/37                            3,440                     256 (e,f,g)
4.50%                                                  11/25/13                              342                      12 (e,f)
4.50%                                                  03/25/31                              789                     774 (f,g)
5.00%                                                  10/25/22                              357                      58 (e,f)
Federal National Mortgage Assoc. REMIC (Class B)
4.82%                                                  12/25/22                               19                      16 (c,d,f)
Federal National Mortgage Assoc. REMIC (Class K)
1008.00%                                               05/25/22                                                        1 (e,f)
Federal National Mortgage Assoc. STRIPS (Class 1)
5.30%                                                  11/01/34                              925                     669 (c,d,f)
Federal National Mortgage Assoc. STRIPS (Class 2)
5.00%                                                  08/01/34                            2,023                     532 (e)
7.50%                                                  11/01/23                               83                      23 (e,f)
8.00%                                                  08/01/23 - 07/01/24                    54                      14 (e,f)
8.50%                                                  03/01/17 - 07/25/22                    58                      13 (e,f)
9.00%                                                  05/25/22                               19                       5 (e,f)
                                                                                                                  12,852

ASSET BACKED - 7.6%
AESOP Funding II LLC (Class A)
5.62%                                                  04/20/10                            1,000                     989 (a,f,g)
Capital One Auto Finance Trust
5.75%                                                  04/15/12                            4,000                   3,993 (f,g)
Capital One Master Trust (Class C)
6.70%                                                  06/15/11                              149                     150 (a,f)
Capital One Multi-Asset Execution Trust (Class A)
5.78%                                                  03/16/15                              290                     286 (g)
Chase Funding Mortgage Loan
Asset-Backed Certificates
5.75%                                                  05/25/32                               67                      58 (f)
Citibank Credit Card Issuance Trust
4.45%                                                  04/07/10                              496                     494 (f)
Countrywide Asset-Backed Certificates (Class A)
5.40%                                                  05/25/36                              107                     107 (f,g)
5.69%                                                  08/25/32                               44                      43 (f,g)
Discover Card Master Trust I (Class A)
5.78%                                                  04/17/12                            8,000                   7,975 (f,g)
First Franklin Mortgage Loan Asset
Backed Certificates
5.69%                                                  09/25/35                              148                     148 (f,g)
GSAA Trust
5.31%                                                  05/25/34                              105                     105 (f,g)
Honda Auto Receivables Owner Trust (Class A)
4.15%                                                  10/15/10                              427                     424 (f)
Indymac Residential Asset Backed Trust
7.13%                                                  04/25/37                              146                      82 (g)
JP Morgan Mortgage Acquisition Corp.
5.28%                                                  03/01/37                            1,000                     982 (g)
Mid-State Trust
7.54%                                                  07/01/35                               69                      74 (f)
Option One Mortgage Loan Trust
5.26%                                                  06/25/37                            1,500                   1,473 (g)
Peco Energy Transition Trust
6.52%                                                  12/31/10                              400                     418 (f)
Residential Asset Mortgage Products, Inc.
5.37%                                                  03/25/34                               19                      19 (f,g)
5.46%                                                  12/25/33                                7                       7 (f,g)
Residential Asset Securities Corp.
5.63%                                                  07/25/32                               51                      50 (f,g)
Residential Asset Securities Corp. (Class A)
4.16%                                                  07/25/30                              102                     100 (f,g)
5.71%                                                  06/25/33                               94                      93 (f,g)
Structured Asset Investment Loan Trust
5.36%                                                  02/25/35                              188                     188 (a,f,g)
Superior Wholesale Inventory Financing Trust (Class A)
5.93%                                                  06/15/10                            4,000                   3,947 (f,g)
Swift Master Auto Receivables Trust (Class A)
5.85%                                                  06/15/12                            3,000                   3,000 (f,g)
Triad Auto Receivables Owner Trust (Class A)
5.87%                                                  02/12/14                            2,000                   1,969 (f,g)
Wachovia Asset Securitization Inc. (Class A)
5.35%                                                  06/25/34                              239                     235 (f,g)
Wells Fargo Home Equity Trust
3.97%                                                  05/25/34                              136                     132 (f,g)
                                                                                                                  27,541

CORPORATE NOTES - 21.7%
Abbey National PLC
7.95%                                                  10/26/29                              510                     597 (f)
AES Ironwood LLC
8.86%                                                  11/30/25                              858                     936 (f)
American Electric Power Company, Inc. (Series D)
5.25%                                                  06/01/15                              335                     319 (f)
American International Group, Inc.
6.25%                                                  05/01/36                              465                     466 (f)
American Railcar Industries, Inc.
7.50%                                                  03/01/14                              170                     169 (f)
Amgen Inc.
5.85%                                                  06/01/17                              425                     420 (a,f)
Arizona Public Service Co.
6.25%                                                  08/01/16                              485                     487 (f)
BAC CAP TRUST V
5.63%                                                  03/08/35                              495                     432 (f)
Banco Santander Chile
5.38%                                                  12/09/14                              545                     527 (a,f)
BanColombia S.A.
6.88%                                                  05/25/17                               48                      47 (f)
Basell AF SCA
8.38%                                                  08/15/15                              980                     894 (a)
Bear Stearns Companies Inc.
5.85%                                                  07/19/10                              300                     301
6.95%                                                  08/10/12                            1,050                   1,095
BellSouth Corp.
4.20%                                                  09/15/09                              460                     453 (f)
6.55%                                                  06/15/34                              180                     184 (f)
Bertin Ltd.
10.25%                                                 10/05/16                              200                     214 (a,f)
BJ Services Co.
5.75%                                                  06/01/11                              485                     490 (f)
Bristol-Myers Squibb Co.
5.88%                                                  11/15/36                              255                     243 (f)
British Telecommunications PLC
8.63%                                                  12/15/10                              195                     214 (f)
Cablevision Systems Corp.
8.00%                                                  04/15/12                              170                     165 (f)
Capital One Bank
6.50%                                                  06/13/13                              195                     199 (f)
Carolina Power & Light Co.
5.15%                                                  04/01/15                              230                     223 (f)
5.70%                                                  04/01/35                              130                     121 (f)
6.13%                                                  09/15/33                              240                     237 (f)
Chubb Corp.
6.00%                                                  05/11/37                              385                     368 (f)
Citigroup, Inc.
5.13%                                                  02/14/11                              590                     587 (f)
Clarendon Alumina Production Ltd.
8.50%                                                  11/16/21                              235                     244 (a,f)
Clear Channel Communications, Inc.
4.50%                                                  01/15/10                            1,205                   1,118 (f)
Commonwealth Bank of Australia
6.02%                                                  03/29/49                              475                     451 (a,f,g)
ConAgra Foods, Inc.
7.88%                                                  09/15/10                              133                     143 (f)
Consumers Energy Co.
5.15%                                                  02/15/17                              330                     312 (f)
Corrections Corp of America
7.50%                                                  05/01/11                              415                     418 (f)
COX Communications, Inc.
7.13%                                                  10/01/12                              665                     705 (f)
7.75%                                                  11/01/10                              360                     384 (f)
CSC Holdings, Inc. (Series B)
8.13%                                                  07/15/09                              535                     544 (f)
CSX Transportation, Inc.
9.75%                                                  06/15/20                              202                     258 (f)
DaimlerChrysler NA Holding Corp.
4.05%                                                  06/04/08                              330                     326 (f)
Deluxe Corp.
3.50%                                                  10/01/07                              785                     785 (f)
Denny's Holdings Inc.
10.00%                                                 10/01/12                              785                     811 (f)
Dex Media West LLC
8.50%                                                  08/15/10                            1,380                   1,418 (f)
Dillard's, Inc.
6.63%                                                  11/15/08                            1,205                   1,182
Dominion Resources, Inc. (Series B)
6.30%                                                  09/30/66                            1,155                   1,142 (f,g)
Dover Corp.
6.50%                                                  02/15/11                              230                     239 (f)
DP WORLD Ltd.
6.85%                                                  07/02/37                              300                     298 (a)
Duke Energy Corp.
5.38%                                                  01/01/09                              150                     150 (f)
Dynegy Holdings Inc.
7.75%                                                  06/01/19                              805                     770 (a)
Edison Mission Energy
7.00%                                                  05/15/17                              790                     778 (a)
EI Du Pont de Nemours & Co.
4.88%                                                  04/30/14                              310                     297 (f)
El Paso Electric Co.
6.00%                                                  05/15/35                              245                     228
Empresa Energetica de Sergipe and Sociedade Anonima
de Eletrificaao da Paraiba
10.50%                                                 07/19/13                              340                     371 (a,f)
FirstEnergy Corp. (Series B)
6.45%                                                  11/15/11                              485                     501 (f)
Freescale Semiconductor Inc.
8.88%                                                  12/15/14                              790                     762
Galaxy Entertainment Finance Company Ltd.
9.88%                                                  12/15/12                              150                     153 (f)
Georgia Gulf Corp.
9.50%                                                  10/15/14                              420                     384
Globo Comunicacoes e Participacoes S.A.
7.25%                                                  04/26/22                              230                     223 (a)
GMAC LLC
5.63%                                                  05/15/09                              892                     868
5.85%                                                  01/14/09                              435                     426
Goldman Sachs Group, Inc.
6.60%                                                  01/15/12                            1,260                   1,316 (f)
GTE Corp.
6.94%                                                  04/15/28                              400                     421 (f)
7.51%                                                  04/01/09                              330                     339 (f)
Hexion US Finance Corp.
9.75%                                                  11/15/14                              835                     919
HSBC Bank USA NA
4.63%                                                  04/01/14                              375                     348
HSBC Capital Funding LP
4.61%                                                  12/29/49                              405                     380 (a,f,g)
HSBC Capital Funding LP (Series 1)
9.55%                                                  12/31/49                              585                     641 (a,f,g)
HSBC Finance Corp.
6.75%                                                  05/15/11                              260                     271
HSBC Holdings PLC
6.50%                                                  05/02/36                              100                     101 (f)
Hydro Quebec
8.50%                                                  12/01/29                              215                     294 (f)
Idearc, Inc.
8.00%                                                  11/15/16                              805                     803
IIRSA Norte Finance Ltd.
8.75%                                                  05/30/24                              444                     524 (a,f)
Industrias Unidas S.A.
11.50%                                                 11/15/16                              420                     393 (a)
ING Capital Funding TR III
8.44%                                                  12/29/49                              480                     518 (g)
ING Groep N.V.
5.78%                                                  12/29/49                              485                     458 (g)
Inmarsat Finance PLC
8.39%                                                  11/15/12                              905                     867 (c,i)
Intergen N.V.
9.00%                                                  06/30/17                              515                     541 (a)
International Steel Group Inc.
6.50%                                                  04/15/14                              400                     399
Interoceanica IV Finance Ltd.
4.14%                                                  11/30/18                              400                     253 (a,c)
4.22%                                                  11/30/25                              400                     187 (a,c)
iStar Financial, Inc. (REIT)
7.00%                                                  03/15/08                              330                     330 (f)
JBS S.A.
9.38%                                                  02/07/11                              420                     432
JP Morgan Chase & Co.
7.00%                                                  11/15/09                              590                     613 (f)
JP Morgan Chase Bank
5.88%                                                  06/13/16                              420                     422
Kansas Gas & Electric
5.65%                                                  03/29/21                              270                     260 (f)
Kazkommerts International BV
7.00%                                                  11/03/09                              110                     105 (a)
Landsbanki Islands
6.21%                                                  08/25/09                              200                     201 (a,f,g)
Libbey Glass Inc.
12.38%                                                 06/01/11                              390                     422 (g)
Lippo Karawaci Finance BV
8.88%                                                  03/09/11                              350                     339
Lukoil International Finance BV
6.36%                                                  06/07/17                              290                     278 (a)
Majestic Star Casino LLC
9.50%                                                  10/15/10                              900                     864 (f)
Marfrig Overseas Ltd.
9.63%                                                  11/16/16                              415                     428 (a)
Markel Corp.
7.35%                                                  08/15/34                              175                     180 (f)
MBIA, Inc.
5.70%                                                  12/01/34                              250                     205
Mediacom LLC
9.50%                                                  01/15/13                              840                     851 (f)
Merck & Company, Inc.
5.75%                                                  11/15/36                              170                     160 (f)
Metropolitan Life Global Funding I
4.25%                                                  07/30/09                              460                     455 (a,f)
MGM Mirage
7.50%                                                  06/01/16                              520                     517
Midamerican Energy Holdings Co.
6.13%                                                  04/01/36                              330                     320 (f)
Mizuho Financial Group Cayman Ltd.
8.38%                                                  12/29/49                              445                     464
Morgan Stanley (Series F)
5.49%                                                  01/18/08                            2,000                   1,998 (f,g)
Munich Re America Corp. (Series B)
7.45%                                                  12/15/26                              290                     329 (f)
NAK Naftogaz Ukrainy
8.13%                                                  09/30/09                              500                     479
Nakilat Inc.
6.07%                                                  12/31/33                              100                      96 (a,f)
6.27%                                                  12/31/33                              405                     393 (a,f)
Nelnet, Inc.
5.13%                                                  06/01/10                              600                     577 (f)
Nevada Power Co. (Series N)
6.65%                                                  04/01/36                              220                     218 (f)
Nisource Finance Corp.
7.88%                                                  11/15/10                              130                     139 (f)
Norfolk Southern Corp.
6.00%                                                  04/30/08                               40                      40 (f)
8.63%                                                  05/15/10                              465                     504 (f)
Norfolk Southern Railway Co.
9.75%                                                  06/15/20                              353                     463 (f)
Northeast Utilities (Series B)
3.30%                                                  06/01/08                              330                     325 (f)
Northern States Power Co.
6.25%                                                  06/01/36                              190                     196 (f)
NorthWestern Corp.
5.88%                                                  11/01/14                              600                     585 (f)
Ohio Power Co. (Series E)
6.60%                                                  02/15/33                              165                     171 (f)
OPTI Canada Inc.
8.25%                                                  12/15/14                              805                     811 (a,f)
Orion Power Holdings Inc.
12.00%                                                 05/01/10                              805                     881
Owens Brockway Glass Container Inc.
8.88%                                                  02/15/09                              645                     655
Pacific Bell
7.13%                                                  03/15/26                              225                     237 (f)
Pacific Gas & Electric Co.
5.80%                                                  03/01/37                              165                     155
PanAmSat Corp.
9.00%                                                  08/15/14                              725                     747 (f)
Pemex Finance Ltd.
9.03%                                                  02/15/11                              634                     678 (f)
Pemex Project Funding Master Trust
6.13%                                                  08/15/08                              380                     382 (f)
7.88%                                                  02/01/09                              185                     191
PNC Preferred Funding Trust I
6.52%                                                  12/31/49                              630                     632 (a,g)
Potomac Edison Co.
5.35%                                                  11/15/14                              245                     237 (f)
Public Service Company of Colorado
7.88%                                                  10/01/12                              495                     548 (f)
Puget Sound Energy, Inc.
3.36%                                                  06/01/08                              335                     330 (f)
5.48%                                                  06/01/35                              330                     290 (f)
Puget Sound Energy, Inc. (Series A)
6.97%                                                  06/01/67                              545                     523 (g)
Pulte Homes, Inc.
4.88%                                                  07/15/09                              365                     340 (f)
Rede Empresas de Energia Eletrica S.A.
11.13%                                                 04/02/49                              350                     352 (a)
Reichhold Industries, Inc.
9.00%                                                  08/15/14                              395                     391 (a,f)
Resona Bank Ltd.
5.85%                                                  09/29/49                              300                     282 (a,f,g)
Rock-Tenn Co.
8.20%                                                  08/15/11                              785                     811
Royal Bank of Scotland Group PLC
5.00%                                                  10/01/14                              355                     337 (f)
Sabine Pass LNG LP
7.25%                                                  11/30/13                              470                     463
7.50%                                                  11/30/16                              715                     704
Security Benefit Life Insurance
8.75%                                                  05/15/16                              325                     365 (a)
Seitel, Inc.
9.75%                                                  02/15/14                              700                     662
Sierra Pacific Resources
8.63%                                                  03/15/14                            1,180                   1,249
Simon Property Group, L.P. (REIT)
4.60%                                                  06/15/10                              330                     324 (f)
Skandinaviska Enskilda Banken AB
7.50%                                                  03/29/49                              295                     305 (a,f,g)
SLM Corp.
4.50%                                                  07/26/10                            1,205                   1,128
Southern Copper Corp.
7.50%                                                  07/27/35                               76                      82
Southern Natural Gas Co.
5.90%                                                  04/01/17                              210                     204 (a)
Sovereign Capital Trust VI
7.91%                                                  06/13/36                              895                     944 (f)
Sprint Capital Corp.
7.63%                                                  01/30/11                            1,815                   1,924 (f)
Stallion Oilfield Finance Corp.
9.75%                                                  02/01/15                              800                     775 (a)
Standard Chartered Bank Hong Kong Ltd.
4.38%                                                  12/03/14                              510                     501 (g)
Stewart Enterprises, Inc.
6.25%                                                  02/15/13                              415                     404 (f)
Telecom Italia Capital S.A.
6.20%                                                  07/18/11                              600                     614
Telefonica Emisiones SAU
5.86%                                                  02/04/13                              450                     455
Tennessee Gas Pipeline Co.
7.63%                                                  04/01/37                              230                     248
8.38%                                                  06/15/32                              310                     364
Time Warner, Inc.
6.88%                                                  05/01/12                              150                     157 (f)
Titan Petrochemicals Group Ltd.
8.50%                                                  03/18/12                              235                     209 (a)
TNK-BP Finance S.A.
6.63%                                                  03/20/17                              195                     182 (a)
Tronox Worldwide LLC
9.50%                                                  12/01/12                              560                     559 (f)
UBS Preferred Funding Trust I
8.62%                                                  10/29/49                              330                     356 (g)
Valspar Corp.
5.63%                                                  05/01/12                              310                     311
VeraSun Energy Corp.
9.38%                                                  06/01/17                              780                     671 (a)
Verizon Global Funding Corp.
7.25%                                                  12/01/10                              590                     627
Verizon Pennsylvania, Inc.
8.35%                                                  12/15/30                              200                     239 (f)
VTB Capital S.A.
5.96%                                                  08/01/08                              335                     332 (a,f,g)
Wells Fargo & Co.
5.25%                                                  12/01/07                              180                     180 (f)
Wells Fargo Bank NA
5.95%                                                  08/26/36                              350                     342 (f)
Westar Energy, Inc.
7.13%                                                  08/01/09                              335                     341 (f)
Westlake Chemical Corp.
6.63%                                                  01/15/16                              775                     736 (f)
Wisconsin Electric Power
5.70%                                                  12/01/36                              115                     108 (f)
                                                                                                                  78,284

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 15.1%

Banc of America Commercial Mortgage Inc.
4.13%                                                  07/10/42                              600                     589 (f)
5.32%                                                  10/10/11                              750                     746 (f)
5.87%                                                  04/10/49                            2,000                   2,018 (f)
Banc of America Commercial Mortgage Inc. (Class A)
5.79%                                                  05/11/35                              671                     680 (f)
Banc of America Commercial Mortgage Inc. (Class C)
5.88%                                                  04/10/17                              300                     284 (f)
Banc of America Funding Corp.
5.76%                                                  03/20/36                              264                     267 (f,g)
5.83%                                                  02/20/36                              454                     451 (f,g)
Banc of America Mortgage Securities (Class B)
5.34%                                                  10/25/35                              175                     159 (f,g)
5.38%                                                  01/25/36                              274                     267 (f,g)
5.55%                                                  02/25/36                              210                     210 (f,g)
Bank of America Alternative Loan Trust
6.50%                                                  07/25/35                              341                     344 (f)
Bear Stearns Asset Backed Securities Trust (Class A)
5.76%                                                  07/25/36                            1,509                   1,490 (f,g)
Bear Stearns Commercial Mortgage Securities
5.48%                                                  10/12/41                              758                     758 (f,g)
5.53%                                                  10/12/41                              758                     750 (f,g)
5.58%                                                  03/11/39                              222                     224 (f,g)
6.02%                                                  02/14/31                              750                     756 (f)
Bear Stearns Commercial Mortgage
Securities (Class A)
5.85%                                                  06/11/40                            1,600                   1,613 (g)
CalSTRS Trust
4.13%                                                  11/20/12                              634                     633 (a,f)
Citigroup Mortgage Loan Trust, Inc.
6.07%                                                  08/25/36                              485                     485 (f,g)
Countrywide Alternative Loan Trust
5.98%                                                  05/25/36                               98                      67 (f,g)
6.00%                                                  03/25/36 - 08/25/36                   481                     266 (f)
Countrywide Alternative Loan Trust (Class B)
6.00%                                                  05/25/36 - 08/25/36                   297                     228 (f)
Countrywide Asset-Backed Certificates
5.79%                                                  11/25/35                              449                     445 (f,g)
Countrywide Home Loan Mortgage Pass Through Trust
5.46%                                                  02/25/47                              529                     524 (f,g)
Countrywide Home Loan Mortgage Pass Through Trust
(Class M)
5.50%                                                  12/25/35                              249                     223 (f)
Credit Suisse Mortgage Capital Certificates
5.47%                                                  09/15/39                              689                     684 (f)
Credit Suisse Mortgage Capital
Certificates (Class C)
5.65%                                                  02/25/36                              147                     133 (f,g)
Crusade Global Trust (Class A)
5.84%                                                  09/18/34                               56                      56 (f,g)
CS First Boston Mortgage Securities Corp.
1.56%                                                  03/15/35                           10,652                     326 (a,f,g)
5.25%                                                  08/25/34                              202                     200 (f)
5.33%                                                  10/25/35                              251                     222 (f,g)
5.38%                                                  07/15/37                            7,309                     170 (a,c,f,g)
6.13%                                                  04/15/37                              520                     535 (f)
CS First Boston Mortgage Securities Corp. (Class A)
5.44%                                                  09/15/34                              400                     402 (f)
6.53%                                                  06/15/34                              400                     415 (f)
DLJ Commercial Mortgage Corp. (Class A)
7.18%                                                  11/10/33                              543                     568 (f)
First Horizon Alternative Mortgage
Securities (Class B)
5.98%                                                  05/25/36                               98                      79 (f,g)
First Union-Lehman Brothers-Bank of America
6.56%                                                  11/18/35                              540                     541 (f)
GMAC Commercial Mortgage Securities, Inc.
6.42%                                                  05/15/35                              974                     980 (f)
6.47%                                                  04/15/34                              300                     310 (f)
GMAC Commercial Mortgage Securities, Inc. (Class X)
5.27%                                                  12/10/41                           11,393                     215 (c,f,g)
Greenwich Capital Commercial Funding Corp.
5.12%                                                  04/10/37                              626                     627 (f)
Impac CMB Trust
5.39%                                                  04/25/35                              699                     680 (f,g)
Indymac INDA Mortgage Loan Trust
5.14%                                                  01/25/36                              100                      93 (f,g)
Indymac INDA Mortgage Loan Trust (Class B)
5.14%                                                  01/25/36                              144                     139 (f,g)
JP Morgan Chase Commercial Mortgage Securities Corp.
1.27%                                                  01/12/39                            6,550                     190 (a,f,g)
5.94%                                                  02/12/49                            2,700                   2,721 (f,g)
6.47%                                                  11/15/35                              457                     475 (f)
7.23%                                                  02/12/51                              155                     146 (a,c,g)
JP Morgan Mortgage Trust
5.86%                                                  04/25/37                              410                     423 (g)
LB-UBS Commercial Mortgage Trust
4.06%                                                  09/15/27                            1,033                   1,015 (f,g)
5.22%                                                  01/18/12                            9,710                     224 (c,f,g)
5.26%                                                  09/15/39                              800                     802 (f)
5.42%                                                  02/15/40                              295                     291
6.19%                                                  01/15/36                            3,095                     188 (a,c,f)
6.23%                                                  03/15/26                              371                     375 (f)
6.98%                                                  10/15/35                            2,530                     104 (a,c,f,g)
7.69%                                                  03/15/36                            8,323                     226 (a,c,f,g)
7.79%                                                  02/15/40                            8,120                     169 (a,c,f,g)
LB-UBS Commercial Mortgage Trust (Class A)
6.13%                                                  12/15/30                              832                     857 (f)
6.65%                                                  11/15/27                            1,505                   1,569 (f)
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                                  07/14/16                              103                     109 (a,f)
LB-UBS Commercial Mortgage Trust (Class E)
6.81%                                                  07/15/40                              280                     272 (c,g)
LB-UBS Commercial Mortgage Trust (Class F)
6.45%                                                  07/15/40                              280                     263 (g)
LB-UBS Commercial Mortgage Trust (Class X)
4.62%                                                  09/15/39                           21,650                     659 (c,f,g)
7.58%                                                  12/15/39                            6,893                     118 (a,c,f,g)
Master Alternative Loans Trust
5.00%                                                  08/25/18                              346                      54 (e,f)
6.50%                                                  08/25/34 - 05/25/35                 1,314                   1,320 (f)
Master Alternative Loans Trust (Class 3)
6.50%                                                  01/25/35                              337                     345 (f)
Merrill Lynch Mortgage Trust (Class A)
5.80%                                                  05/12/39                              757                     769 (f,g)
Merrill Lynch/Countrywide Commercial Mortgage Trust
(Class A)
5.49%                                                  03/12/51                            2,000                   1,976 (f,g)
5.81%                                                  06/12/50                            1,400                   1,404 (g)
MLCC Mortgage Investors, Inc.
5.38%                                                  02/25/36                              225                     217 (f,g)
Morgan Stanley Capital I
5.28%                                                  12/15/43                              296                     295 (f,g)
5.33%                                                  12/15/43                              296                     291 (f,g)
5.39%                                                  11/12/41                              848                     810 (f,g)
5.44%                                                  02/20/44                              295                     292 (a,g)
5.45%                                                  02/12/44                              500                     493 (g)
5.69%                                                  04/15/49                            1,600                   1,603 (f,g)
5.71%                                                  07/20/44                              350                     354 (f)
Morgan Stanley Capital I (Class A)
5.36%                                                  02/12/44                              500                     500 (g)
Morgan Stanley Dean Witter Capital I (Class A)
6.39%                                                  10/15/35                            1,000                   1,037 (f)
6.54%                                                  02/15/31                              368                     376 (f)
Nomura Asset Securities Corp. (Class A)
6.59%                                                  03/15/30                            1,242                   1,247 (f)
PNC Mortgage Acceptance Corp. (Class A)
6.36%                                                  03/12/34                              700                     723
Puma Finance Ltd. (Class A)
5.36%                                                  03/25/34                              156                     156 (f,g)
5.55%                                                  10/11/34                              199                     199 (f,g)
Residential Accredit Loans, Inc.
6.00%                                                  01/25/36                              389                     347 (f)
6.04%                                                  01/25/36                              153                     156 (f,g)
Residential Funding Mortgage Security I
5.75%                                                  01/25/36                              278                     247 (f)
Structured Asset Securities Corp. (Class X)
2.17%                                                  02/25/28                              555                      21 (g)
Wachovia Bank Commercial Mortgage Trust
5.34%                                                  12/15/43                            2,000                   1,955 (f)
5.42%                                                  04/15/47                            1,200                   1,199
Wachovia Bank Commercial Mortgage Trust (Class E)
6.10%                                                  02/15/51                              875                     815 (g)
Wachovia Bank Commercial Mortgage Trust (Class F)
6.10%                                                  07/15/17                              155                     142 (g)
Washington Mutual Inc.
5.46%                                                  01/25/45                              571                     560 (f,g)
Wells Fargo Mortgage Backed Securities Trust
5.39%                                                  08/25/35                              627                     601 (f,g)
5.50%                                                  01/25/36                              511                     445 (f)
Wells Fargo Mortgage Backed Securities
Trust (Class B)
5.50%                                                  03/25/36                              500                     445 (f)
                                                                                                                  54,442

SOVEREIGN BONDS - 0.4%
Government of Bahamas
6.63%                                                  05/15/33                              380                     414 (a,f)
Government of Canada
7.50%                                                  09/15/29                              460                     578
Government of Manitoba Canada
4.90%                                                  12/06/16                              315                     310 (f)
Government of Panama
6.70%                                                  01/26/36                              290                     298
                                                                                                                   1,600

TOTAL BONDS AND NOTES                                                                                            371,395
 (COST $378,091)

-----------------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES
ON LOAN - 13.7%
-----------------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 7.6%
Arran Master Trust (Class A)
5.77%                                                  12/15/10                            2,000                   1,990 (g)
Chase Issuance Trust (Class A)
5.77%                                                  11/15/11                            2,000                   1,992 (g)
CNH Wholesale Master Note Trust (Class A)
5.86%                                                  06/15/11                            1,000                     998 (g)
Countrywide Asset-Backed Certificates
5.56%                                                  05/25/33                               46                      46 (g)
Countrywide Asset-Backed Certificates (Class 2)
5.73%                                                  06/25/33                                2                       2 (g)
Discover Card Master Trust I
5.76%                                                  04/15/10                            5,000                   4,968 (g)
First Franklin Mortgage Loan Asset Backed
Certificates (Class M)
5.58%                                                  03/25/35                            5,000                   4,702 (g)
Fleet Home Equity Loan Trust (Class A)
5.79%                                                  01/20/33                              378                     372 (g)
Fremont Home Loan Trust
5.33%                                                  04/25/35                                5                       5 (g)
GMAC Mortgage Corp. Loan Trust
5.22%                                                  08/25/35                            2,000                   1,990 (g)
Gracechurch Card Funding PLC (Class A)
5.77%                                                  11/16/09                            2,680                   2,680 (g)
GSAA Trust
5.53%                                                  05/25/34                              105                     105 (f,g)
GSAMP Trust
5.28%                                                  12/25/35                            1,000                     989 (g)
JP Morgan Mortgage Acquisition Corp.
5.24%                                                  01/25/36                              766                     765 (g)
Nissan Auto Lease Trust
5.82%                                                  02/15/13                            2,200                   2,184 (g)
Residential Asset Mortgage Products, Inc.
5.40%                                                  12/25/33                               81                      81 (g)
Residential Asset Securities Corp.
5.38%                                                  01/25/36                            3,000                   2,955 (g)
Saxon Asset Securities Trust
5.36%                                                  05/25/35                               56                      56 (g)
Structured Asset Securities Corp.
5.33%                                                  02/25/35                              252                     251 (g)
Wachovia Asset Securitization Inc. (Class A)
5.35%                                                  06/25/34                              477                     471 (f,g)
                                                                                                                  27,602

CORPORATE NOTES - 1.7%
Morgan Stanley
5.41%                                                  05/07/09                            6,000                   5,952 (g)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 4.4%
Banc of America Large Loan
5.96%                                                  03/15/22                            3,500                   3,483 (a,g)
Granite Master Issuer PLC
5.59%                                                  12/20/54                            2,740                   2,740 (g)
5.67%                                                  12/20/24                            1,000                   1,000 (g)
Granite Mortgages PLC (Class 1)
5.54%                                                  01/20/43                              500                     500 (g)
Impac CMB Trust (Class 1)
5.49%                                                  10/25/34                              632                     632 (g)
Interstar Millennium Trust (Class A)
5.90%                                                  03/14/36                               82                      82 (g)
Lehman Brothers Floating Rate Commercial Mortgage
Trust
5.92%                                                  10/15/17                              391                     391 (a,g)
Morgan Stanley Capital I
6.29%                                                  01/15/21                            2,000                   1,940 (a,g)
MortgageIT Trust (Class A)
5.43%                                                  08/25/35                            3,018                   2,984 (g)
National RMBS Trust
5.70%                                                  03/20/34                              166                     163 (g)
Nomura Asset Acceptance Corp.
5.26%                                                  03/25/37                            1,797                   1,793 (g)
Washington Mutual Inc.
5.47%                                                  01/25/45                              267                     262 (g)
                                                                                                                  15,970

TOTAL SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES ON LOAN                                                                                                49,524
 (COST $50,172)

TOTAL INVESTMENTS IN SECURITIES                                                                                  420,919
 (COST $428,263)

                                                                               NUMBER OF SHARES                    VALUE
-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 24.6%
-------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 13.4%
GEI Short Term Investment Fund
5.43%                                                                                 48,384,590              $   48,384 (c,j)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM
SECURITIES ON LOAN - 11.2%
GEI Short Term Investment Fund
5.43%                                                                                 40,495,886                  40,496 (c,j)

TOTAL SHORT-TERM INVESTMENTS                                                                                      88,880
 (COST $88,880)

TOTAL INVESTMENTS                                                                                                509,799
 (COST $517,143)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (41.2)%                                                            (148,837)

                                                                                                              -----------
NET ASSETS - 100.0%                                                                                           $  360,962
                                                                                                              ===========


-------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-------------------------------------------------------------------------------------------------------------------------

The Elfun Income Fund had the following long futures contracts open at September 30, 2007 (unaudited):

                                                                     NUMBER OF                   CURRENT        UNREALIZED
DESCRIPTION                                      EXPIRATION DATE     CONTRACTS            NOTIONAL VALUE      DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes 2 Yr. Futures                 December 2007            182                   $37,683             $  9
U.S. Treasury Notes 10 Yr. Futures                December 2007             43                     4,699              (57)
                                                                                                                     ----
                                                                                                                     $(48)
                                                                                                                     ====




NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS)  - September 30, 2007
(unaudited)


(a) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities amounted to $25,802; or 7.15% of net assets for the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(b) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c)  Coupon amount represents effective yield.

(d) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(e) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(f) At September 30, 2007, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(g) Variable or floating rate security. The stated rate represents the rate at September 30, 2007.

(h)  All or a portion of the security is out on loan.

(i)  Step coupon Bond. Security becomes interest bearing at a future date.

(j) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

+    Percentages are based on net assets as of September 30, 2007.

*    Less than 0.1%

**   Amount is less than $500



            Abbreviations:

REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
STRIPS      Separate Trading of Registered Interest and Principal of Security


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Income Fund

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 19, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 19, 2007


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  November 19, 2007